ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                  A & C Shares

     Supplement dated April 3, 2009 to the Prospectus dated October 1, 2008

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE BALANCED ALLOCATION FUND ON PAGE 3 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND
FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- -------------- ------------
                                                                                              SINCE        DATE OF
CLASS A SHARES                                                  1 YEAR        5 YEARS       INCEPTION     INCEPTION
------------------------------------------------------------ -------------- ------------- -------------- ------------
Allegiant Balanced Allocation Fund                                                                         7/31/98
   Returns Before Taxes                                          2.52%         9.64%          5.15%
   Returns After Taxes on Distributions(1)                       0.89%         8.93%          3.97%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     2.69%         8.14%          3.84%
------------------------------------------------------------ -------------- ------------- -------------- ------------
Barclays U.S. Aggregate Bond Index(2,*)                                                                     Since
(reflects no deduction for fees, expenses or taxes)              6.97%         4.42%          5.90%        7/31/98
------------------------------------------------------------ -------------- ------------- -------------- ------------
S&P 500(R) Index(3)                                                                                         Since
(reflects no deduction for fees, expenses or taxes)              5.49%        12.83%          4.58%        7/31/98
------------------------------------------------------------ -------------- ------------- -------------- ------------
Balanced Allocation Hybrid Benchmark Index(4)                                                               Since
(reflects no deduction for fees, expenses or taxes)              6.24%         9.50%          5.42%        7/31/98
------------------------------------------------------------ -------------- ------------- -------------- ------------
                                                                                              SINCE        DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION     INCEPTION
------------------------------------------------------------ -------------- ------------- -------------- ------------
Allegiant Balanced Allocation Fund                               5.89%         9.90%          3.11%        4/20/00
------------------------------------------------------------ -------------- ------------- -------------- ------------
Barclays U.S. Aggregate Bond Index(2,*)                                                                     Since
(reflects no deduction for fees, expenses or taxes)              6.97%         4.42%          6.55%        4/30/00
------------------------------------------------------------ -------------- ------------- -------------- ------------
S&P 500(R) Index(3)                                                                                         Since
(reflects no deduction for fees, expenses or taxes)              5.49%         12.83%         1.84%        4/30/00
------------------------------------------------------------ -------------- ------------- -------------- ------------
Balanced Allocation Hybrid Benchmark Index(4)                                                               Since
(reflects no deduction for fees, expenses or taxes)              6.24%         9.50%          3.97%        4/30/00
------------------------------------------------------------ -------------- ------------- -------------- ------------
* FORMERLY THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE INTERNATIONAL EQUITY FUND ON PAGE 5 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- -------------- -------------
CLASS A SHARES                                                  1 YEAR        5 YEARS       10 YEARS
------------------------------------------------------------ -------------- ------------- -------------- -------------
Allegiant International Equity Fund
   Returns Before Taxes                                          6.37%         18.59%         7.68%
   Returns After Taxes on Distributions(1)                       6.38%         18.40%         7.37%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     4.40%         16.41%         6.64%
------------------------------------------------------------ -------------- ------------- -------------- -------------
MSCI EAFE Index(2)
(reflects no deduction for fees, expenses or taxes)             11.17%         21.59%         8.66%
------------------------------------------------------------ -------------- ------------- -------------- -------------
                                                                                              SINCE        DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION     INCEPTION
------------------------------------------------------------ -------------- ------------- -------------- -------------
Allegiant International Equity Fund                             10.77%         19.17%         2.83%         1/5/00
------------------------------------------------------------ -------------- ------------- -------------- -------------
MSCI EAFE Index(2)                                                                                          Since
(reflects no deduction for fees, expenses or taxes)             11.17%         21.59%         5.25%        12/31/99
------------------------------------------------------------ -------------- ------------- -------------- -------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE LARGE CAP CORE EQUITY FUND ON
PAGE 7 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING
TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- -------------- -------------
CLASS A SHARES                                                  1 YEAR         5 YEARS       10 YEARS
------------------------------------------------------------ -------------- ------------- -------------- -------------
Allegiant Large Cap Core Equity Fund
   Returns Before Taxes                                          0.52%          9.73%          5.66%
   Returns After Taxes on Distributions(1)                      -0.95%          8.99%          4.72%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     1.88%          8.33%          4.62%
------------------------------------------------------------ -------------- ------------- -------------- -------------
S&P 500(R) Index(2)
(reflects no deduction for fees, expenses or taxes)              5.49%         12.83%          5.91%
------------------------------------------------------------ -------------- ------------- -------------- -------------
                                                                                              SINCE        DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION     INCEPTION
------------------------------------------------------------ -------------- ------------- -------------- -------------
Allegiant Large Cap Core Equity Fund                             4.64%         10.17%         1.45%        1/20/00
------------------------------------------------------------ -------------- ------------- -------------- -------------
S&P 500(R) Index(2)                                                                                         Since
(reflects no deduction for fees, expenses or taxes)              5.49%         12.83%         2.34%        1/31/00
------------------------------------------------------------ -------------- ------------- -------------- -------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE LARGE CAP GROWTH FUND ON PAGE 9 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------- -------------- ------------- -------------- --------------
CLASS A SHARES                                                   1 YEAR        5 YEARS       10 YEARS
------------------------------------------------------------- -------------- ------------- -------------- --------------
Allegiant Large Cap Growth Fund
    Returns Before Taxes                                          5.26%         8.09%          2.79%
    Returns After Taxes on Distributions(1)                       3.74%         7.28%          2.13%
    Returns After Taxes on Distributions and Sale of Fund
    Shares(1)                                                     5.13%         6.93%          2.25%
------------------------------------------------------------- -------------- ------------- -------------- --------------
Russell 1000 Growth Index(2)
(reflects no deduction for fees, expenses or taxes)              11.81%        12.11%          3.83%
------------------------------------------------------------- -------------- ------------- -------------- --------------
                                                                                               SINCE         DATE OF
CLASS C SHARES                                                   1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------- -------------- ------------- -------------- --------------
Allegiant Large Cap Growth Fund                                   9.52%         8.56%         -1.80%         1/27/00
------------------------------------------------------------- -------------- ------------- -------------- --------------
Russell 1000 Growth Index(2)                                                                                  Since
(reflects no deduction for fees, expenses or taxes)              11.81%        12.11%         -2.37%         1/31/00
------------------------------------------------------------- -------------- ------------- -------------- --------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE LARGE CAP VALUE FUND ON PAGE 10
OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- --------------
CLASS A SHARES                                                  1 YEAR        5 YEARS       10 YEARS
------------------------------------------------------------ -------------- ------------- --------------
Allegiant Large Cap Value Fund
   Returns Before Taxes                                         -3.93%         12.78%         6.10%
   Returns After Taxes on Distributions(1)                      -5.82%         11.38%         4.83%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                    -0.66%         10.93%         4.83%
------------------------------------------------------------ -------------- ------------- --------------
Russell 1000 Value Index(2)
(reflects no deduction for fees, expenses or taxes)             -0.17%         14.63%         7.68%
------------------------------------------------------------ -------------- ------------- --------------
                                                                                              SINCE        DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION     INCEPTION
------------------------------------------------------------ -------------- ------------- -------------- -------------
Allegiant Large Cap Value Fund                                   0.06%         13.28%         7.21%        1/27/00
------------------------------------------------------------ -------------- ------------- -------------- -------------
Russell 1000 Value Index(2)                                                                                 Since
(reflects no deduction for fees, expenses or taxes)             -0.17%         14.63%         7.29%        1/31/00
------------------------------------------------------------ -------------- ------------- -------------- -------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE MID CAP VALUE FUND ON PAGE 12 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- -------------- --------------
                                                                                              SINCE         DATE OF
CLASS A SHARES                                                  1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- -------------- --------------
Allegiant Mid Cap Value Fund                                                                                7/1/02
   Returns Before Taxes                                          -4.98%         16.47%        12.93%
   Returns After Taxes on Distributions(1)                       -6.22%         14.41%        11.10%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     -2.39%         13.62%        10.56%
------------------------------------------------------------ -------------- ------------- -------------- --------------
Russell Midcap Value Index(2)                                                                                Since
(reflects no deduction for fees, expenses or taxes)              -1.42%         17.92%        13.46%        6/30/02
------------------------------------------------------------ -------------- ------------- -------------- --------------
                                                                                SINCE        DATE OF
CLASS C SHARES                                                   1 YEAR       INCEPTION     INCEPTION
------------------------------------------------------------ -------------- ------------- --------------
Allegiant Mid Cap Value Fund                                     -1.12%         15.95%       6/2/03
------------------------------------------------------------ -------------- ------------- --------------
Russell Midcap Value Index(2)                                                                 Since
(reflects no deduction for fees, expenses or taxes)              -1.42%         16.70%       5/31/03
------------------------------------------------------------ -------------- ------------- --------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE MULTI-FACTOR MID CAP GROWTH FUND
ON PAGE 14 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING
TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- --------------
CLASS A SHARES                                                  1 YEAR        5 YEARS       10 YEARS
------------------------------------------------------------ -------------- ------------- --------------
Allegiant Multi-Factor Mid Cap Growth Fund
   Returns Before Taxes                                           5.96%       11.18%          3.43%
   Returns After Taxes on Distributions(1)                        5.93%       11.16%          1.53%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                      3.92%        9.77%          2.21%
------------------------------------------------------------ -------------- ------------- --------------
Russell Midcap Growth Index(2)
(reflects no deduction for fees, expenses or taxes)              11.43%       17.90%          7.59%
------------------------------------------------------------ -------------- ------------- -------------- -------------
                                                                                              SINCE        DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION     INCEPTION
------------------------------------------------------------ -------------- ------------- -------------- -------------
Allegiant Multi-Factor Mid Cap Growth Fund                       10.51%       11.68%         -3.80%        6/15/00
------------------------------------------------------------ -------------- ------------- -------------- -------------
Russell Midcap Growth Index(2)                                                                              Since
(reflects no deduction for fees, expenses or taxes)              11.43%       17.90%          1.85%        5/31/00
------------------------------------------------------------ -------------- ------------- -------------- -------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE MULTI-FACTOR SMALL CAP CORE FUND ON PAGE 16 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING
TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- --------------
                                                                               SINCE         DATE OF
CLASS A SHARES                                                  1 YEAR       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- --------------
Allegiant Multi-Factor Small Cap Core Fund                                                   9/29/05
   Returns Before Taxes                                          -7.97%        3.92%
   Returns After Taxes on Distributions(1)                       -8.03%        3.78%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     -5.13%        3.29%
------------------------------------------------------------ -------------- ------------- --------------
Russell 2000 Index(2)                                                                         Since
(reflects no deduction for fees, expenses or taxes)              -1.57%        7.57%         9/30/05
------------------------------------------------------------ -------------- ------------- --------------
                                                                               SINCE         DATE OF
CLASS C SHARES                                                  1 YEAR       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- --------------
Allegiant Multi-Factor Small Cap Core Fund                       -3.28%        7.00%         9/29/05
------------------------------------------------------------ -------------- ------------- --------------
Russell 2000 Index(2)                                                                         Since
(reflects no deduction for fees, expenses or taxes)              -1.57%        7.57%         9/30/05
------------------------------------------------------------ -------------- ------------- --------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE MULTI-FACTOR SMALL CAP FOCUSED
VALUE FUND ON PAGE 18 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE
FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- ---------------
                                                                               SINCE         DATE OF
CLASS A SHARES                                                  1 YEAR       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- ---------------
Allegiant Multi-Factor Small Cap Focused Value Fund                                          9/29/05
   Returns Before Taxes                                         -21.06%       -2.90%
   Returns After Taxes on Distributions(1)                      -21.57%       -4.07%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                    -13.39%       -2.96%
------------------------------------------------------------ -------------- ------------- ---------------
Russell 2000 Value Index(2)                                                                    Since
(reflects no deduction for fees, expenses or taxes)              -9.78%        5.23%          9/30/05
------------------------------------------------------------ -------------- ------------- ---------------
                                                                               SINCE         DATE OF
CLASS C SHARES                                                  1 YEAR       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- ---------------
Allegiant Multi-Factor Small Cap Focused Value Fund             -17.61%       -0.12%          9/29/05
------------------------------------------------------------ -------------- ------------- ---------------
Russell 2000 Value Index(2)                                                                    Since
(reflects no deduction for fees, expenses or taxes)              -9.78%        5.23%          9/30/05
------------------------------------------------------------ -------------- ------------- ---------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE MULTI-FACTOR SMALL CAP GROWTH FUND ON PAGE 20 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- ---------------
                                                                               SINCE         DATE OF
CLASS A SHARES                                                  1 YEAR       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- ---------------
Allegiant Multi-Factor Small Cap Growth Fund                                                 9/29/05
   Returns Before Taxes                                           4.31%        5.53%
   Returns After Taxes on Distributions(1)                        4.04%        5.41%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                      3.16%        4.73%
------------------------------------------------------------ -------------- ------------- ---------------
Russell 2000 Growth Index(2)                                                                  Since
(reflects no deduction for fees, expenses or taxes)               7.05%        9.75%         9/30/05
------------------------------------------------------------ -------------- ------------- ---------------
                                                                               SINCE         DATE OF
CLASS C SHARES                                                  1 YEAR       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- ---------------
Allegiant Multi-Factor Small Cap Growth Fund                      9.29%        8.61%         9/29/05
------------------------------------------------------------ -------------- ------------- ---------------
Russell 2000 Growth Index(2)                                                                  Since
(reflects no deduction for fees, expenses or taxes)               7.05%        9.75%         9/30/05
------------------------------------------------------------ -------------- ------------- ---------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE MULTI-FACTOR SMALL CAP VALUE FUND
ON PAGE 22 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING
TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- ---------------
CLASS A SHARES                                                  1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------ -------------- ------------- ---------------
Allegiant Multi-Factor Small Cap Value Fund
   Returns Before Taxes                                          -18.24%       8.90%          7.79%
   Returns After Taxes on Distributions(1)                       -20.85%       6.03%          5.32%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     -9.31%        7.06%          5.80%
------------------------------------------------------------ -------------- ------------- ---------------
Russell 2000 Value Index(2)                                      -9.78%       15.80%          9.06%
(reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------ -------------- ------------- --------------- ------------
                                                                                              SINCE         DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- --------------- ------------
Allegiant Multi-Factor Small Cap Value Fund                     -14.77%        9.39%          10.45%        1/27/00
------------------------------------------------------------ -------------- ------------- --------------- ------------
Russell 2000 Value Index(2)                                                                                  Since
(reflects no deduction for fees, expenses or taxes)              -9.78%       15.80%          13.11%        1/31/00
------------------------------------------------------------ -------------- ------------- --------------- ------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE S&P 500 INDEX FUND ON PAGE 24 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- --------------- ------------
                                                                                              SINCE         DATE OF
CLASS A SHARES                                                  1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- --------------- ------------
Allegiant S&P 500 Index Fund                                                                               10/15/98
  Returns Before Taxes                                           2.39%         11.65%         4.54%
  Returns After Taxes on Distributions(1)                        1.20%         11.18%         4.10%
  Returns After Taxes on Distributions and Sale of Fund
  Shares(1)                                                      3.09%         10.13%         3.79%
------------------------------------------------------------ -------------- ------------- --------------- ------------
S&P 500(R) Index(2)                                                                                          Since
(reflects no deduction for fees, expenses or taxes)              5.49%         12.83%         5.74%         9/30/98
------------------------------------------------------------ -------------- ------------- --------------- ------------
                                                                                              SINCE         DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- --------------- ------------
Allegiant S&P 500 Index Fund                                     3.31%         11.37%         0.37%         1/17/00
------------------------------------------------------------ -------------- ------------- --------------- ------------
S&P 500(R) Index(2)                                                                                          Since
(reflects no deduction for fees, expenses or taxes)              5.49%         12.83%         2.34%         1/31/00
------------------------------------------------------------ -------------- ------------- --------------- ------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE SMALL CAP CORE FUND ON PAGE 26 OF
THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
----------------------------------------------------------- ------------- -------------- ---------------
                                                                               SINCE        DATE OF
CLASS A SHARES                                                  1 YEAR      INCEPTION      INCEPTION
----------------------------------------------------------- ------------- -------------- ---------------
Allegiant Small Cap Core Fund                                                                 4/2/04
  Returns Before Taxes                                         -5.44%          5.07%
  Returns After Taxes on Distributions(1)                      -6.63%          4.53%
  Returns After Taxes on Distributions and Sale of Fund
  Shares(1)                                                    -2.54%          4.28%
----------------------------------------------------------- ------------- -------------- ---------------
Russell 2000 Index(2)                                                                         Since
(reflects no deduction for fees, expenses or taxes)            -1.57%          8.47%         3/31/04
----------------------------------------------------------- ------------- -------------- ---------------
                                                                              SINCE         DATE OF
CLASS C SHARES                                                 1 YEAR       INCEPTION      INCEPTION
----------------------------------------------------------- ------------- -------------- ---------------
Allegiant Small Cap Core Fund                                  -1.52%          5.98%         4/2/04
----------------------------------------------------------- ------------- -------------- ---------------
 Russell 2000 Index(2)                                                                        Since
(reflects no deduction for fees, expenses or taxes)            -1.57%          8.47%         3/31/04
----------------------------------------------------------- ------------- -------------- ---------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE SMALL CAP GROWTH FUND ON PAGE 28 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ -------------- ------------- --------------- -------------
CLASS A SHARES                                                  1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------ -------------- ------------- --------------- -------------
Allegiant Small Cap Growth Fund
   Returns Before Taxes                                          3.99%         8.98%          0.52%
   Returns After Taxes on Distributions(1)                       3.99%         8.98%          0.29%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     2.59%         7.81%          0.40%
------------------------------------------------------------ -------------- ------------- --------------- -------------
Russell 2000 Growth Index(2)
(reflects no deduction for fees, expenses or taxes)              7.05%        16.50%          4.32%
------------------------------------------------------------ -------------- ------------- --------------- ------------
                                                                                              SINCE         DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------ -------------- ------------- --------------- ------------
Allegiant Small Cap Growth Fund                                  8.41%         9.44%         -4.73%         1/20/00
------------------------------------------------------------ -------------- ------------- --------------- ------------
Russell 2000 Growth Index(2)                                                                                Since
(reflects no deduction for fees, expenses or taxes)              7.05%        16.50%          0.78%         1/31/00
------------------------------------------------------------ -------------- ------------- --------------- ------------



Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                     FIXED INCOME AND TAX EXEMPT BOND FUNDS

                                  A & C Shares

     Supplement dated April 3, 2009 to the Prospectus dated October 1, 2008

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE BOND FUND ON PAGE 3 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------- ------------ -------------- ---------------
CLASS A SHARES                                                  1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------- ------------ -------------- ---------------
Allegiant Bond Fund
  Returns Before Taxes                                            1.24%         2.90%          4.34%
  Returns After Taxes on Distributions(1)                        -0.28%         1.47%          2.49%
  Returns After Taxes on Distributions and Sale of Fund
  Shares(1)                                                       0.78%         1.62%          2.54%
------------------------------------------------------------- ------------ -------------- ---------------
Barclays U.S. Aggregate Bond Index(2,*)
(reflects no deduction for fees, expenses or taxes)               6.97%         4.42%          5.97%
------------------------------------------------------------- ------------ -------------- --------------- ------------
                                                                                               SINCE         DATE OF
CLASS C SHARES                                                   1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------- ------------ -------------- --------------- ------------
Allegiant Bond Fund                                               4.35%         3.11%          4.76%         6/12/00
------------------------------------------------------------- ------------ -------------- --------------- ------------
Barclays U.S. Aggregate Bond Index(2,*)                                                                       Since
(reflects no deduction for fees, expenses or taxes)               6.97%         4.42%          6.63%         5/31/00
------------------------------------------------------------- ------------ -------------- --------------- ------------
* FORMERLY THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE GOVERNMENT MORTGAGE FUND ON PAGE
5 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND
FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------- ------------ -------------- ---------------
CLASS A SHARES                                                  1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------- ------------ -------------- ---------------
Allegiant Government Mortgage Fund
   Returns Before Taxes                                           1.51%         2.75%          4.63%
   Returns After Taxes on Distributions(1)                       -0.14%         1.16%          2.68%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                      0.94%         1.40%          2.74%
------------------------------------------------------------- ------------ -------------- ---------------
Barclays Fixed Rate Mortgage-Backed Securities Index(2,*)
(reflects no deduction for fees, expenses or taxes)               6.96%         4.50%          5.91%
------------------------------------------------------------- ------------ -------------- --------------- ------------
                                                                                              SINCE         DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------- ------------ -------------- --------------- ------------
Allegiant Government Mortgage Fund                                4.43%         2.96%          4.68%        6/21/00
------------------------------------------------------------- ------------ -------------- --------------- ------------
Barclays Fixed Rate Mortgage-Backed Securities Index(2,*)                                                    Since
(reflects no deduction for fees, expenses or taxes)               6.96%         4.50%          6.22%        6/30/00
------------------------------------------------------------- ------------ -------------- --------------- ------------
* FORMERLY THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE INTERMEDIATE BOND FUND ON PAGE 8 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND
FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------- ------------ -------------- ---------------
CLASS A SHARES                                                  1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------- ------------ -------------- ---------------
Allegiant Intermediate Bond Fund
   Returns Before Taxes                                          1.64%         2.51%          4.29%
   Returns After Taxes on Distributions(1)                       0.19%         1.23%          2.54%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     1.04%         1.38%          2.57%
------------------------------------------------------------- ------------ -------------- ---------------
Barclays Intermediate U.S. Government/Credit Bond Index(2,*)
(reflects no deduction for fees, expenses or taxes)              7.39%         4.06%          5.76%
------------------------------------------------------------- ------------ -------------- --------------- ------------
                                                                                                             DATE OF
CLASS C SHARES                                                   1 YEAR        5 YEARS    SINCE INCEPTION   INCEPTION
------------------------------------------------------------- ------------ -------------- --------------- ------------
Allegiant Intermediate Bond Fund                                 4.68%         2.74%          4.65%          5/30/00
------------------------------------------------------------- ------------ -------------- --------------- ------------
Barclays Intermediate U.S. Government/Credit Bond Index(2,*)                                                  Since
(reflects no deduction for fees, expenses or taxes)              7.39%         4.06%          6.27%          5/31/00
------------------------------------------------------------- ------------ -------------- --------------- ------------
* FORMERLY THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE LIMITED MATURITY BOND FUND ON
PAGE 10 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING
TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ ------------ -------------- ---------------
CLASS A SHARES                                                 1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------ ------------ -------------- ---------------
Allegiant Limited Maturity Bond Fund
   Returns Before Taxes                                          3.55%         2.40%          4.00%
   Returns After Taxes on Distributions(1)                       2.12%         1.28%          2.36%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     2.28%         1.38%          2.39%
------------------------------------------------------------ ------------ -------------- ---------------
Merrill Lynch 1-3 Year U.S. Corporate/Government Index(2)
(reflects no deduction for fees, expenses or taxes)              6.87%         3.35%          4.96%
------------------------------------------------------------ ------------ -------------- --------------- ------------
                                                                                             SINCE         DATE OF
CLASS C SHARES                                                 1 YEAR        5 YEARS       INCEPTION      INCEPTION
------------------------------------------------------------ ------------ -------------- --------------- ------------
Allegiant Limited Maturity Bond Fund                             3.89%         2.09%          3.31%        1/27/00
------------------------------------------------------------ ------------ -------------- --------------- ------------
Merrill Lynch 1-3 Year U.S. Corporate/Government Index(2)                                                   Since
(reflects no deduction for fees, expenses or taxes)              6.87%         3.35%          4.98%        1/31/00
------------------------------------------------------------ ------------ -------------- --------------- ------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE TOTAL RETURN ADVANTAGE FUND ON PAGE 12 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ ------------ -------------- ---------------
CLASS A SHARES                                                 1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------ ------------ -------------- ---------------
Allegiant Total Return Advantage Fund
   Returns Before Taxes                                          1.36%         3.09%          5.02%
   Returns After Taxes on Distributions(1)                      -0.23%         1.50%          3.03%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     0.85%         1.73%          3.07%
------------------------------------------------------------ ------------ -------------- ---------------
Barclays U.S. Government/Credit Index(2,*)
(reflects no deduction for fees, expenses or taxes)              7.23%         4.44%          6.01%
------------------------------------------------------------ ------------ -------------- --------------- ------------
                                                                                                            DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS    SINCE INCEPTION   INCEPTION
------------------------------------------------------------ ------------ -------------- --------------- ------------
Allegiant Total Return Advantage Fund                            4.32%         3.29%          5.15%         10/3/00
------------------------------------------------------------ ------------ -------------- --------------- ------------
Barclays U.S. Government/Credit Index(2,*)                                                                   Since
(reflects no deduction for fees, expenses or taxes)              7.23%         4.44%          6.35%         9/30/00
------------------------------------------------------------ ------------ -------------- --------------- ------------
* FORMERLY THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE ULTRA SHORT BOND FUND ON PAGE 14
OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------------------- -------------- --------------- ------------
                                                                                             SINCE          DATE OF
CLASS A SHARES                                                               1 YEAR        INCEPTION       INCEPTION
------------------------------------------------------------------------- -------------- --------------- ------------
Allegiant Ultra Short Bond Fund                                                                             1/6/03
   Returns Before Taxes                                                       4.29%          2.57%
   Returns After Taxes on Distributions(1)                                    2.77%          1.56%
   Returns After Taxes on Distributions and Sale of Fund Shares(1)            2.77%          1.60%
------------------------------------------------------------------------- -------------- --------------- ------------
Merrill Lynch 1-Year U.S. Treasury Index(2)                                                                  Since
(reflects no deduction for fees, expenses or taxes)                           5.95%          2.96%         12/31/02
------------------------------------------------------------------------- -------------- --------------- ------------

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE INTERMEDIATE TAX EXEMPT BOND FUND
ON PAGE 19 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING
TABLE AND FOOTNOTE:

(For the periods ended December 31, 2007)
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
                                                                                               SINCE       DATE OF
CLASS A SHARES                                        1 YEAR       5 YEARS      10 YEARS     INCEPTION    INCEPTION
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Allegiant Intermediate Tax Exempt Bond Fund                                                                6/22/98
   Returns Before Taxes                                 0.49%        2.18%       3.69%(1)      3.62%
   Returns After Taxes on Distributions(2)              0.42%        2.14%        N/A(3)       3.59%
   Returns After Taxes on Distributions and Sale
   of Fund Shares(2)                                    1.65%        2.38%        N/A(3)       3.65%
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Barclays 7-Year Municipal Bond Index(4,*)                                                                   Since
(reflects no deduction for fees, expenses or taxes)     5.06%        3.86%       4.96%         4.97%       6/30/98
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
                                                                                 SINCE        DATE OF
CLASS C SHARES                                         1 YEAR       5 YEARS    INCEPTION     INCEPTION
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Allegiant Intermediate Tax Exempt Bond Fund             1.94%        2.07%       3.54%        2/24/00
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Barclays 7-Year Municipal Bond Index(4,*)
(reflects no deduction for fees, expenses or                                                   Since
taxes)                                                  5.06%        3.86%       5.56%        2/29/00
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
* FORMERLY THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND ON PAGE 21 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ ------------ -------------- ---------------
CLASS A SHARES                                                 1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------ ------------ -------------- ---------------
Allegiant Michigan Intermediate Municipal Bond Fund
   Returns Before Taxes                                          0.67%         2.00%          3.39%
   Returns After Taxes on Distributions(1)                       0.38%         1.89%          3.31%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     2.14%         2.28%          3.48%
------------------------------------------------------------ ------------ -------------- ---------------
Barclays 7-Year Municipal Bond Index(2,*)
(reflects no deduction for fees, expenses or taxes)              5.06%         3.86%          4.96%
------------------------------------------------------------ ------------ -------------- --------------- --------------
                                                                                             SINCE          DATE OF
CLASS C SHARES                                                  1 YEAR        5 YEARS      INCEPTION       INCEPTION
------------------------------------------------------------ ------------ -------------- --------------- --------------
Allegiant Michigan Intermediate Municipal Bond Fund              2.17%         1.93%          2.63%         8/6/01
------------------------------------------------------------ ------------ -------------- --------------- --------------
Barclays 7-Year Municipal Bond Index(2,*)                                                                    Since
(reflects no deduction for fees, expenses or taxes)              5.06%         3.86%          4.68%         7/31/01
------------------------------------------------------------ ------------ -------------- --------------- --------------
* FORMERLY THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE OHIO INTERMEDIATE TAX EXEMPT BOND
FUND ON PAGE 23 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE
FOLLOWING TABLE AND FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ ------------ -------------- ---------------
CLASS A SHARES                                                 1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------ ------------ -------------- ---------------
Allegiant Ohio Intermediate Tax Exempt Bond Fund
   Returns Before Taxes                                          0.55%         2.13%          3.58%
   Returns After Taxes on Distributions(1)                       0.55%         2.13%          3.57%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                     1.55%         2.31%          3.62%
------------------------------------------------------------ ------------ -------------- ---------------
Barclays 7-Year Municipal Bond Index(2,*)
(reflects no deduction for fees, expenses or taxes)              5.06%         3.86%          4.96%
------------------------------------------------------------ ------------ -------------- ---------------
                                                                                             SINCE          DATE OF
CLASS C SHARES                                                 1 YEAR        5 YEARS       INCEPTION       INCEPTION
------------------------------------------------------------ ------------ -------------- --------------- --------------
Allegiant Ohio Intermediate Tax Exempt Bond Fund                 1.99%         2.04%          3.50%         6/23/00
------------------------------------------------------------ ------------ -------------- --------------- --------------
Barclays 7-Year Municipal Bond Index(2,*)                                                                    Since
(reflects no deduction for fees, expenses or taxes)              5.06%         3.86%          5.39%         6/30/00
------------------------------------------------------------ ------------ -------------- --------------- --------------
* FORMERLY THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND ON PAGE 25 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND FOOTNOTE:

(For the periods ended December 31, 2007)
------------------------------------------------------------ ------------ -------------- ---------------

CLASS A SHARES                                                 1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------ ------------ -------------- ---------------
Allegiant Pennsylvania Intermediate Municipal Bond Fund
   Returns Before Taxes                                         0.87%         2.18%          3.61%
   Returns After Taxes on Distributions(1)                      0.78%         2.15%          3.59%
   Returns After Taxes on Distributions and Sale of Fund
   Shares(1)                                                    1.75%         2.32%          3.63%
------------------------------------------------------------ ------------ -------------- ---------------
Barclays 7-Year Municipal Bond Index(2,*)
(reflects no deduction for fees, expenses or taxes)             5.06%         3.86%          4.96%
------------------------------------------------------------ ------------ -------------- --------------- --------------
                                                                                             SINCE          DATE OF
CLASS C SHARES                                                 1 YEAR        5 YEARS       INCEPTION       INCEPTION
------------------------------------------------------------ ------------ -------------- --------------- --------------
Allegiant Pennsylvania Intermediate Municipal Bond Fund         2.11%         2.07%          3.09%          2/24/00
------------------------------------------------------------ ------------ -------------- --------------- --------------
Barclays 7-Year Municipal Bond Index(2,*)                                                                    Since
(reflects no deduction for fees, expenses or taxes)             5.06%         3.86%          5.56%          2/29/00
------------------------------------------------------------ ------------ -------------- --------------- --------------
* FORMERLY THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                  A & C Shares

     Supplement dated April 3, 2009 to the Prospectus dated October 1, 2008

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR CLASS C SHARES OF THE MONEY MARKET FUND ON PAGE 5 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING TABLE:

(For the periods ended December 31, 2007)
------------------------------------------------------------- ------------ -------------- --------------- ------------
                                                                                               SINCE         DATE OF
CLASS C SHARES                                                   1 YEAR        5 YEARS        INCEPTION     INCEPTION
------------------------------------------------------------- ------------ -------------- --------------- ------------
Allegiant Money Market Fund                                       2.99%         2.14%          2.09%        11/15/00
------------------------------------------------------------- ------------ -------------- --------------- ------------


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE